Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 283	$ 600	[1]	$ 1,568	$ 794	[1]
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	664	199		1,638	541
Unrealized (Gain) Loss on Risk Management
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ (381)	$ 401		$ (70)	$ 253

[1]	See Note 3 for revisions to prior period results.